5 Cash and cash equivalents (Details Narrative) - Foreign market [member] - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash	[1]	R$ 1,835,685	R$ 2,289,736
Cash equivalents	[1]	3,644,577	2,537,464
Braskem idsea [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash		284,856	619,577
Cash equivalents		R$ 598,591	R$ 418,644

[1]	On December 31, 2020, it includes cash of R$284,856 and R$619,577 of cash equivalents (R$598,591 of cash and R$418,644 of cash equivalents on December 31, 2019) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.